SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS

                                -----------------

                               DWS Micro Cap Fund
                             DWS Mid Cap Growth Fund
                            DWS Small Cap Growth Fund

The following information revises "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of the funds.


  Robert S. Janis                        Joseph Axtell, CFA
  Managing Director of Deutsche Asset    Managing Director of Deutsche Asset
  Management and Lead Portfolio          Management and Portfolio Manager of
  Manager of the funds.                  the funds.
  o   Joined Deutsche Asset              o   Joined Deutsche Asset Management
      Management and the funds               in 2001 and the funds in 2006.
      in 2004.                           o   Senior analyst at Merrill Lynch
  o   Previously served as portfolio         Investment Managers for the
      manager for 10 years at Credit         international equity portion of a
      Suisse Asset Management (or at         global balanced portfolio
      its predecessor, Warburg Pincus        (1996-2001).
      Asset Management).                 o   Director, International Research at
  o   Over 20 years of investment            PCM International (1989-1996).
      industry experience.               o   Associate manager, structured debt
  o   BA, University of Pennsylvania;        and equity group at Prudential
      MBA, University of                     Capital Corporation (1988-1989).
      Pennsylvania, Wharton School.      o   Analyst at Prudential-Bache Capital
                                             Funding in London (1987-1988).
                                         o   Equity analyst in the health care
                                             sector at Prudential Equity
                                             Management Associates (1985-1987).
                                         o   BS, Carlson School of Management,
                                             University of Minnesota.

               Please Retain This Supplement for Future Reference


December 21, 2006
DMF-3620



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